SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Loss before tax expenses		$ (142,213)	$ (602,867)
Income taxes computed at Hong Kong Profits Tax rate		(23,465)	(99,473)
Tax allowance at the statutory tax rates		(530)	(3,967)
Tax effect on non-assessable income	[1]		(4,997)
Tax effect on non-deductible expenses		49,946	107,421
Tax effect on tax losses not recognized			19,226
Tax effect on utilization of tax losses		(18,233)
Tax effect of two-tier tax rate		(3,859)	(9,105)
Income taxes		$ 3,859	$ 9,105

[1]	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the six months ended March 31, 2024 and 2023.